Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation paid to our principal executive officer (“PEO”) and Non-PEO NEOs and Company financial performance for each of the fiscal years ended December 31, 2022, 2021, and 2020.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Compensation Table Total for Non-PEO NEOs(1) ($)	Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ Millions)	Non-GAAP Operating Profit ($ Millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	7,092,737	(28,601)	1,771,921	524,328	43.09	104.76	(104.9)	159
2021	8,059,535	8,248,348	2,877,154	2,618,113	173.44	128.59	(449.8)	193
2020	7,234,194	11,800,166	2,186,982	2,649,415	165.94	122.62	(317.2)	153

(1)	Peter Altabef was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Michael M. Thomson	Michael M. Thomson	Debra McCann
Eric Hutto	Gerald P. Kenney	Michael M. Thomson
Vishal Gupta	Katherine Ebrahimi	Claudius Sokenu
Gerald P. Kenney	Shalabh Gupta	Katherine Ebrahimi
Venkatapathi Puvvada	Eric Hutto	Teresa Poggenpohl
Jeffrey E. Renzi	—	Gerald P. Kenney

(2)	The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amount shown in the “Total” column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,092,737	0	(4,384,201)	0	(2,737,137)	(28,601)
2021	8,059,535	0	(4,234,347)	0	4,423,160	8,248,348
2020	7,234,194	0	(3,592,245)	0	8,158,216	11,800,166

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,771,921	0	(875,497)	0	(372,096)	524,328
2021	2,877,154	0	(1,674,572)	0	1,415,531	2,618,113
2020	2,186,982	(7,621)	(480,026)	0	950,080	2,649,415

The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	549,615	(3,279,239)	(7,513)	0	(2,737,137)
2021	3,050,308	(295,991)	1,668,843	0	4,423,160
2020	4,554,481	2,359,775	1,243,960	0	8,158,216

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non- PEO NEOs ($)
2022	150,886	(501,674)	2,569	(23,877)	(372,096)
2021	1,253,003	(36,802)	199,330	0	1,415,531
2020	620,744	235,162	116,267	(22,093)	950,080

(4)	The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively.
(5)	We determined Non-GAAP Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Non-GAAP Operating Profit is defined as GAAP Operating Income excluding pretax post-retirement expense, pretax charges in connection with cost-reduction activities, non-operational legal reserves, loss on debt exchange transactions and other non-operational income/expense. Non-GAAP Operating Profit is subject to adjustment by the Chief Executive Officer and the Compensation Committee of the Board for special items related to discontinued operations, reorganizations, restructurings or significant non-operational items.

Company Selected Measure Name	Non-GAAP Operating Profit
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively.
PEO Total Compensation Amount	$ 7,092,737	$ 8,059,535	$ 7,234,194
PEO Actually Paid Compensation Amount	$ (28,601)	8,248,348	11,800,166
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,092,737	0	(4,384,201)	0	(2,737,137)	(28,601)
2021	8,059,535	0	(4,234,347)	0	4,423,160	8,248,348
2020	7,234,194	0	(3,592,245)	0	8,158,216	11,800,166

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,771,921	0	(875,497)	0	(372,096)	524,328
2021	2,877,154	0	(1,674,572)	0	1,415,531	2,618,113
2020	2,186,982	(7,621)	(480,026)	0	950,080	2,649,415

The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	549,615	(3,279,239)	(7,513)	0	(2,737,137)
2021	3,050,308	(295,991)	1,668,843	0	4,423,160
2020	4,554,481	2,359,775	1,243,960	0	8,158,216

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non- PEO NEOs ($)
2022	150,886	(501,674)	2,569	(23,877)	(372,096)
2021	1,253,003	(36,802)	199,330	0	1,415,531
2020	620,744	235,162	116,267	(22,093)	950,080

Non-PEO NEO Average Total Compensation Amount	$ 1,771,921	2,877,154	2,186,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 524,328	2,618,113	2,649,415
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,092,737	0	(4,384,201)	0	(2,737,137)	(28,601)
2021	8,059,535	0	(4,234,347)	0	4,423,160	8,248,348
2020	7,234,194	0	(3,592,245)	0	8,158,216	11,800,166

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,771,921	0	(875,497)	0	(372,096)	524,328
2021	2,877,154	0	(1,674,572)	0	1,415,531	2,618,113
2020	2,186,982	(7,621)	(480,026)	0	950,080	2,649,415

The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	549,615	(3,279,239)	(7,513)	0	(2,737,137)
2021	3,050,308	(295,991)	1,668,843	0	4,423,160
2020	4,554,481	2,359,775	1,243,960	0	8,158,216

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non- PEO NEOs ($)
2022	150,886	(501,674)	2,569	(23,877)	(372,096)
2021	1,253,003	(36,802)	199,330	0	1,415,531
2020	620,744	235,162	116,267	(22,093)	950,080

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Unisys Corporation TSR

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and our net income during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Unisys Corporation Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Non-GAAP Operating Profit

The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO, the average of “Compensation Actually Paid” to our other NEOs, and our non-GAAP operating profit during the three most recently completed fiscal years. Non-GAAP operating profit is defined in footnote 5 to the Pay Versus Performance Table, above.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus Unisys Corporation Non-GAAP Operating Profit

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following graph compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 IT Services Index over the same period.

Comparison of Cumulative TSR of Unisys Corporation and S&P 500 IT Services Index

Tabular List [Table Text Block]

Tabular List of the Most Important Financial Measures

The following table presents the three financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for fiscal year 2022 to Company performance. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Performance Measures
Relative Total Shareholder Return
Revenue
Free Cash Flow

Total Shareholder Return Amount	$ 43.09	173.44	165.94
Peer Group Total Shareholder Return Amount	104.76	128.59	122.62
Net Income (Loss)	$ (104.9)	$ (449.8)	$ (317.2)
Company Selected Measure Amount	159	193	153
PEO Name	Peter Altabef
Additional 402(v) Disclosure [Text Block]	three
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Exclusion in Pension Value for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Exclusion of Stock Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,384,201)	(4,234,347)	(3,592,245)
PEO [Member] | Inclusion of Pension Service Cost for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,737,137)	4,423,160	8,158,216
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	549,615	3,050,308	4,554,481
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,279,239)	(295,991)	2,359,775
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,513)	1,668,843	1,243,960
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(7,621)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(875,497)	(1,674,572)	(480,026)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(372,096)	1,415,531	950,080
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	150,886	1,253,003	620,744
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(501,674)	(36,802)	235,162
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,569	199,330	116,267
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (23,877)	$ 0	$ (22,093)